11. LOANS PAYABLE	12 Months Ended
Dec. 31, 2024
Notes
11. LOANS PAYABLE

11.LOANS PAYABLE

The Company had amounts borrowed in United States dollars, or USD. We used US dollars to describe these transactions since they were the historical amounts. When appropriate for certain year-end balance sheet information, we converted those amounts to Canada dollars, or CA dollars or $, as listed on the https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

	As of	As of
	December 31,	December 31,
	2024	2023
Balance of Loans Payable:
SBA Loan – Interactive Systems, Inc.	$766,201	$-
SBA Loan – ZooOffice, Inc.	225,025	-
SBFS LLC Loan dba RapidAdvance	52,379	-
GG Mars Capital, Inc. LOC (note 16)	992,798	2,508,843
Star Financial Corporation LOC (note 16)	1,394,839	1,993,072
Jennings Family Investments, Inc. LOC (note 16)	3,921,087	2,470,429
Lone Stella, Inc. LOC	539,556	-
GG Mars Capital, Inc. Debenture (note 16)	235,874	-
Nancy Cowden RLOC	1,080,380	-
ProPal Investments, LLC. (note 16)	575,400	662,150
PsPortals, Inc. acquisition note (note 4)	-	227,637
Marie Pindling Debenture (note 16)	-	-
Olga Passley Debenture (note 16)	-	-
Yvonne Rattray Debenture (note 16)	-	-
Nancy Cowden Debenture	-	-

Total Loans Payable	$9,783,539	$7,862,130

Note: See note 16 for related party notes.

Debt Financing

From time-to-time the Company has received and repaid loans from Epazz, Inc, Shaun Passley and his immediate family members, to fund operations. These related party debts are fully disclosed in note 16 below. ZenaTech has back-up lines of credit from related parties and others with an available spending limit of $32,800,000 to cover the repayment of the current portion of long-term debt, should it need it.

Epazz, Inc. Convertible Line of Credit

On June 1, 2018 the Company and Epazz, Inc., a related party, entered into a convertible line of credit agreement whereby Epazz agreed to advance funds of up to $400,000 USD to the Company as needed for acquisitions and working capital needs. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding. The agreement expires on December 31, 2025, and carries an interest rate of 6% on unpaid funds. No payments are due to Epazz on balances of $400,000 USD or less until the expiration of the agreement. Interest on the note is rolled into the principal amount on a quarterly basis. Provided that the Company is not in default, the agreement can be renewed for ten additional twelve-months periods.

The total amount available to borrow was $400,000 USD or $575,400 as of December 31, 2024. The currency exchange rate used in calculations was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

The total amount available to borrow was $400,000 USD or $529,720 as of December 31, 2023. The currency exchange rate used in calculations was $1 USD to $1.3243 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

There were no borrowings outstanding under this agreement as of December 31, 2024, or, 2023.

SBA Loan - ZooOffice

ZooOffice, Inc., a subsidiary of Epazz, Iinc, applied for a Disaster loan to cover expenses and maintain the business during the period of Covid in December 2021. ZooOffice received a $150,000 USD loan for 30 years with a 3.5% interest on December 31, 2021. The SBA ZooOffice loan is due December 31, 2052 and interest of $731 USD is accrued each reporting period. ZooOffice, Inc.,started to make payments for this loan starting with January 16, 2023.

The Company acquired this loan with the ZooOffice purchase as of October 1, 2024.

The Company owed $156,431 USD or $225,025 and no accrued interest as of December 31, 2024. The currency exchange rate used in calculations was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

SBA Loan - Interactive Systems

Interactive Systems, Inc., a subsidiary of Ecker Capital LLC, applied for a Disaster loan to cover expenses and maintain the business during the period of Covid in March 2021. Interactive Systems received a $500,000 USD loan for 30 years with a 3.75% interest on October 31, 2021. The SBA loan from Interactive Systems is due September 25, 2051 and interest is accrued each reporting period. The interest was added to the principal as of March 2024. Interactive Systems started to make payments for this loan in March 2024.

The Company acquired this loan with the Ecker purchase as of October 1, 2024.

The Company owed $532,639 USD or $766,201 and no accrued interest as of December 31, 2024. The currency exchange rate used in calculations was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

SBFC LLC - DBA RapidAdvance Loan

Ecker Capital has a loan with SBFC LLC, DBA RapidAdvance with a variable interest rate originating on 11/30/2022. The loan amount has a principal of $37,000 USD or $53,225 and had an interest rate of 59%. ZenaTech acquired this loan with the Ecker Capital purchase as of October 1, 2024. The amount acquired was $44,684 USD or $60439, representing $37,000 USD or $53,225 in principal and $7,684 USD or $8,448 in interest. The currency exchange rate used in calculations was $1 USD to $1.3802 CAD as of October 1, 2024, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

The Company makes weekly payments of $1,334 USD or $1,919, representing the interest rate of 89%, which accrues every month.

The Company had a balance of $36,412 USD or $52,379, made loan payments of $17,346 USD or $24,953 and had accrued interest of $87 USD or $123 as of December 31, 2024. The currency exchange rate used in year-end calculations was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

The Company had a balance of $42,753 USD or $56,618, incurred accrued interest of $610 USD or $808 and made $46,531 USD or $61,621 loan payments as of December 31, 2023.

GG Mars Capital, Inc. August 2019 Convertible Line of Credit

The Company entered into an agreement with GG Mars Capital, Inc., an Illinois corporation, (“GG Mars Capital”), a related party, for a convertible line of credit on August 1, 2019 (note 16). The Company issued GG Mars Capital a promissory note for $100,000 USD with a simple interest of six percent (6%) and a thirty-six (36) month maturity date and no covenants. The principal amount of this loan shall be due and payable on July 31, 2022. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting September 1, 2019. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. GG Mars Capital has an option to convert all or part of the balance into ZenaTech common stock at the last valuation of share price or the lower price issued within the last 30 days. GG Mars Capital, Inc. is owned by a family member of Shaun Passley, PhD. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding. On July 1, 2020, both parties agreed to increase the amount to $500,000 USD. The Company borrowed $295,000 USD from GG Mars Capital and issued GG Mars Capital a promissory note for $295,000 USD and a simple interest rate of six percent (6%) per annum on August 1, 2020. On March 1, 2021 both parties amended the note, which increased the line of credit amount to $2,000,000 USD and updated the due date to December 31, 2024. GG Mars Capital converted $800,000 USD of the convertible line of credit debt into the Company’s common stock on February 1, 2022 (note 13). On November 30, 2023 both parties amended the note, which increased the line of credit amount to $6,000,000 USD and updated the due date to December 31, 2024.

The GG Mars Capital, Inc. 2019 six percent interest loan agreement was terminated and the $2,243,070 USD or $3,226,656 outstanding balance due was rolled over into the new 8% interest agreement on October 9, 2024. See GG Mars Capital, Inc October 2024 revolving line of credit below.

GG Mars Capital, Inc. October 2024 Revolving Line of Credit

ZenaTech entered into an agreement with GG Mars Capital, Inc., a related party, for a convertible line of credit on October 9, 2024 (note 16). The Company issued GG Mars Capital a promissory note for $5,000,000 USD with a simple interest of eight percent (8%) and a one-hundred and twenty (120) month maturity date and no covenants. The principal amount of this loan shall be due and payable on October 8, 2034. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 1, 2024. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Loan origination fees were 200,000 preferred shares of ZenaTech stock at aa fair value of $2.49 USD or $3.41 per share, having stated value of $3.00 per share, and 500,000 warrants of common stock. Each warrant shall entitle GG Mars Capital to purchase the Company’s common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of this executed agreement. GG Mars Capital shall have an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stated value of $3.00 or convert into ZenaTech, Inc. common stock at the last valuation of price per share or the lowest price traded within the last 30 days. GG Mars Capital shall provide a written conversion notice which will be convert into preferred shares or common stock within 5 business days. GG Mars Capital, Inc. is owned by a family member of Shaun Passley, PhD. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding. GG Mars Capital, Inc. has an option to convert all or part of the balance into ZenaTech common stock at twenty percent (20%) discount of the last valuation of share price or the lower price issued within the last 30 days. The conversion price is the price after applying the twenty percent (20%) discount off the market price.

The total amount available to borrow was $5,000,000 USD or $7,192,500 and the amount drawn on the note was $690,162 USD or $992,798 as of December 31, 2024. The Company had an accrued interest expense of $22,691 USD or $31,080 and GG Mars Capital had an unrealized currency loss of $158,579 during this period. The currency exchange rate was $1 USD to $1.4385 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices. See the ‘Convertible Debt’ table below for the number of shares this note can convert to.

The total amount available to borrow was $6,000,000 USD or $7,945,800 and the amount drawn on the note was $1,894,467 USD or $2,508,843 as of December 31, 2023. The Company had an accrued interest expense of $104,464 and GG Mars Capital had an unrealized currency loss of $34,122 during 2023. The currency exchange rate was $1 USD to $1.3243 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Star Financial Corporation August 2019 Convertible Line of Credit

The Company entered into an agreement with Star Financial Corporation (“Star Financial Corporation”), a related party, for a convertible line of credit on August 1, 2019 (note 16). The Company issued Star Financial Corporation a promissory note for $100,000 USD, with a simple interest of six percent (6%) and a thirty-six (36) months maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting September 1, 2020. Star Financial Corporation has an option to convert all or part of the balance into ZenaTech common stock at the last valuation of share price or the lower price issued within the last 30 days. Star Financial Corporation is owned by a family member of Shaun Passley, PhD. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding. Both parties agreed to increase the amount to $500,000 USD on July 1, 2020. The Company borrowed $149,000 USD from Star Financial Corporation and issued Star Financial Corporation a promissory note for $149,000 USD and a simple interest rate of six percent (6%) per annum on August 1, 2020. The principal amount of this loan shall be due and payable on July 31, 2022. Both parties amended the note on March 1, 2021, which increased the line of credit amount to $2,000,000 USD and updated the due date to December 31, 2024. Star Financial Corporation converted $720,000 USD of the convertible line of credit debt into the Company’s common stock on February 1, 2022 (notes 16). Both parties amended the note on November 30, 2023 which increased the line of credit amount to $6,000,000 USD and updated the due date to December 31, 2024.

The Star Financial Corporation 2019 six percent loan agreement was terminated and the $1,761,349 USD or $ 2,533,700 outstanding balance due was rolled over into the new agreement on October 9, 2024. See Star Financial Corporation October 2024 convertible line of credit below.

Star Financial Corporation October 2024 Revolving Line of Credit

ZenaTech entered into an agreement with Star Financial Corporation, (“Star Financial Corporation”)  an Illinois corporation and a related party, for a convertible line of credit on October 9, 2024 (note 16). The Company issued Star Financial Corporation a promissory note for $5,000,000 USD, with a simple interest of eight percent (8%) and one-hundred and twenty (120) month maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 1, 2024. Loan origination fees were 200,000 preferred shares of ZenaTech stock at a fair value of $2.49 USD or $3.41 per share having stated value of $3.00 per share , and 500,000 warrants of common stock. Each warrant shall entitle Star Financial Corporation to purchase the Company’s common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of this executed agreement. Star Financial

Corporation shall have an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stated value of $3.00 or convert into ZenaTech, Inc. common stock at the last valuation of price per share or the lowest price traded within the last 30 days. Star Financial Corporation shall provide a written conversion notice which will be convert into preferred shares or common stock within 5 business days. Star Financial Corporation is owned by a family member of Shaun Passley, PhD. Epazz, Inc. and Shaun Passley, PhD have common control of the Company’s shares outstanding. Star Financial Corporation has an option to convert at twenty percent (20%) discount all or part of the balance into ZenaTech common stock at the last valuation of share price or the lower price issued within the last 30 days. The conversion price is the price after applying the twenty percent (20%) discount off the market price.

The total amount available to borrow was $5,000,000 USD or $7,192,500, and the amount drawn on the note was $969,648 USD or $1,394,839 as of December 31, 2024. The Company had an accrued interest expense of $17098 USD or $23,420 and Star Financial Corporation had an unrealized currency loss of $119,892 during this period. The currency exchange rate was $1 USD to $1.4385 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024. See the ‘Convertible Debt’ table below for the number of shares this note can convert to.

The total amount available to borrow was $6,000,000 USD or $7,945,800 and the amount drawn on the note was $1,505,000 USD or $1,993,072 as of December 31 ,2023. The Company had an accrued interest expense of $88,427, and Star Financial Corporation had an unrealized currency loss of $(23,669) during 2023. The currency exchange rate was $1 USD to $1.3243 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2023.

Jennings Family Investments, Inc. August 2019 Convertible Line of Credit

The Company entered into an agreement with Cloud Builder, Inc. (“Cloud Builder”) for a convertible line of credit of $100,000 USD on August 1, 2019. Cloud Builder was controlled by the Company’s Chief Financial Officer. Cloud Builder, Inc. assigned the note to Jennings Family Investments, Inc on August 1, 2023. The Company issued the Lender a promissory note for $100,000 USD and a simple interest rate of six percent (6%) per annum and no covenants. The principal amount of this loan shall be due and payable in the first month after any amount is borrowed. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting the first of the following month. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. The Lender has an option to convert all or part of the balance into ZenaTech common stock at the last valuation of share price or the lower price issued within the last 30 days. Both parties amended the note on August 1. 2020, which increased the line of credit amount to $2,000,000 USD and updated the due date to December 31, 2024. The Lender converted $640,000 USD of the convertible line of credit debt into the Company’s common stock on February 1, 2022. Both parties amended the note on November 30, 2023, which increased the line of credit amount to $6,000,000 USD and updated the due date to December 31, 2024.

The Jennings Family Investments, Inc. 2019 six percent loan agreement was terminated and the $1,951,184 USD or $ 2,806,778 outstanding balance due was rolled over into the new agreement on October 9, 2024. See Star Financial Corporation October 2024 convertible line of credit below.

Jennings Family Investments, Inc. October 2024 Revolving Line of Credit

ZenaTech entered into an agreement with Jennings Family Investments, Inc., (“Jennings Family Investments”), an Illinois corporation, for a revolving line of credit on October 9, 2024. The Company issued Jennings Family Investments a promissory note for $5,000,000 USD, with a simple interest of eight percent (8%) and a one-hundred and twenty (120) months maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 10, 2024.

Loan origination fees were 200,000 preferred shares of ZenaTech stock at a fair value of $2.49 USD or $3.41 per share having stated value of $3.00 per share , and 500,000 warrants of common stock. Each warrant shall entitle the holder to purchase common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of the executed agreement. Jennings Family Investments, Inc. has an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stated value of $3.00 or convert into ZenaTech, Inc.’s common stock at the last valuation of price per share or the lowest price traded within the last 30 days. Jennings Family Investments shall provide a written conversion notice which will be converted into preferred shares or common stock within 5 business days. In case of default ZenaTech shall pay an interest rate at the highest allowable interest under applicable law. Jennings Family Investments has an option to convert at twenty percent (20%) discount all or part of the balance into ZenaTech common stock at the last valuation of share price or the lower price issued within the last 30 days. The conversion price is the price after applying the twenty percent (20%) discount off the market price.

The total amount available was $5,000,000 USD or $7,192,500 and the amount drawn on the note was $2,725,817 USD or $3,921,087. The Company had accrued interest expense of $29,031 USD or $39,765 as of December 31, 2024. Jennigs Family Investments had an unrealized currency loss of $137,384. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on

https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices. See the ‘Convertible Debt’ table below for the number of shares this note can convert to.

The total amount available was $6,000,000 USD or $7,975,800 and the amount drawn was $1,865,460 USD or $2,470,429 as of December 31, 2023. The Company had accrued interest expense of $37,660. The lender had an unrealized currency loss of $(703). The currency exchange rate was $1 USD to $1.3243 CAD on December 31, 2023, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Lone Stella, LLC October 2024 Revolving Line of Credit

The Company entered into an agreement with Lone Stella, LLC, an Illinois limited liability corporation (“Lone Stella”), for a revolving line of credit on October 9, 2024. The Company issued Lone Stella a promissory note for $5,000,000 USD, with a simple interest of eight percent (8%) and a one-hundred and twenty (120) months maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 10, 2024.

Loan origination fees were 200,000 preferred shares of ZenaTech stock at a fair value of $2.49 USD or $3.41 per share having stated value of $3.00 per share , and 500,000 warrants of common stock. Each warrant shall entitle the holder to purchase common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of the executed agreement. Lone Stella has an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stated value of $3.00 or convert into ZenaTech, Inc. Common Stock at the last valuation of price per share or the lowest price traded within the last 30 days. Lone Stella shall provide a written conversion notice which will be converted into preferred shares or common stock within 5 business days. In case of default ZenaTech shall pay an interest rate at the highest allowable interest under applicable law. Lone Stella, LLC has an option to convert at twenty percent (20%) discount all or part of the balance into ZenaTech common stock at the last valuation of share price or the lower price issued within the last 30 days. The conversion price is the price after applying the twenty percent (20%) discount off the market price.

The total amount available was $5,000,000 USD or $7,192,500 and the amount drawn on the note was $375,082 USD or $539,556. The Company had accrued interest expense of $82 USD or $112 as of December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of December 31, 2024. See the ‘Convertible Debt’ table below for the number of shares this note can convert to.

Nancy Cowden October 2024 Revolving Line of Credit

ZenaTech entered into an agreement with Nancy Cowden for a revolving line of credit on October 9, 2024. The Company issued Nancy Cowden a promissory note for $8,000,000 USD, with a simple interest of eight percent (8%) and a one-hundred and twenty (120) months maturity date and no covenants. Provided that ZenaTech is not in default, the Company may extend and renew this note for ten additional twelve months. Interest is calculated on a basis of 360-day year and charged for the actual number of days elapsed and payable monthly starting November 10, 2024.

Loan origination fees were 400,000 preferred shares of ZenaTech stock at a fair value of $2.49 USD or $3.41 per share having stated value of $3.00 per share , and 600,000 warrants of common stock. Each warrant shall entitle the holder to purchase common stock at an exercise price of $1.77 USD or the lowest price traded between October 9, 2024 through October 31, 2027 whichever is lower, which expires 10 years from the date of the executed agreement. Nancy Cowden has an option to convert all or part of the balance into ZenaTech, Inc. preferred shares with a stated value of $3.00 or convert into ZenaTech, Inc. Common Stock at the last valuation of price per share or the lowest price traded within the last 30 days. Nancy Cowden shall provide a written conversion notice which will be converted into preferred shares or common stock within 5 business days. In case of default ZenaTech shall pay an interest rate at the highest allowable interest under applicable law. Nancy Cowden has an option to convert at twenty percent (20%) discount all or part of the balance into ZenaTech common stock at the last valuation of share price or the lower price issued within the last 30 days. The conversion price is the price after applying the twenty percent (20%) discount off the market price.

The Company’s outstanding balance on this loan was $751,047 USD or $1,080,380 and made no interest payments related to this loan and accrued interest of $2,105 USD or $2,884 as of December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024. See the ‘Convertible Debt’ table below for the number of shares this note can convert to.

PsPortals, Inc. Note

ZenaTech acquired all stock of PsPortals, Inc., a Delaware corporation, for $901,818 USD, on January 7, 2022, with an effective date of December 31, 2021. The Company paid $450,000 USD in cash and issued a three-year promissory note that began January 1, 2022 for $568,755 USD, which includes additional interest of six percent (6%) per year, has a maturity date of December 31, 2024 and was payable to its former shareholders. The Company paid this loan in the last quarter of 2024.

The Company paid $227,636 to former PsPortals shareholders and had $Nil currency exchange loss as of December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

The outstanding balance on this loan was $227,637 as of December 31, 2023. The Company paid $181,417 to former PsPortals shareholders and had a currency exchange loss of $9,514. The currency exchange rate was $1 USD to $1.3243 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2023.

Propal Investments LLC Loan

The Company secured a $500,000 USD or $677,550, three-year loan from Propal Investments, LLC on December 15, 2022. Interest payments are paid on the 10th of each month and the principal is due December 14, 2025. This loan carries 20 units of debt and one unit contains $25,000 USD or $33,878 unit of debenture, which equals $500,000 USD or $677,550. Each one unit of debenture carries an annual rate of fourteen percent (14%), paid monthly, with no prepayment penalty. Unpaid principal and accrued interest of this loan can convert into common shares at a 20% from market value. Each of the 20 units of debt carry 2,083 warrants for total of 41,667 warrants. Each warrant is exercisable to purchase one share of common stock of the Company at $12 Canadian, which is equal to $8.77 USD using a conversion rate of $1 USD to $1.368 as of the balance sheet date. The warrants expire three years after the Company listing on a recognized state exchange. The loan also has a minimum conversion amount of $25,000 USD or $33,878 or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is equal to the greater of twenty-five (25%) of a debenture holder’s initial investment of $25,000 USD or $33,878. The conversion price after applying the twenty percent (20%) discount must be equal to or greater than $0.75 USD or $1.02. The loan has a personal guarantee by James A. Sherman, the Company’s Chief Financial Officer and Director (note 16). For the foreign currency conversions above we used the currency exchange rate of $1 USD to $1.3551 CAD as of December 31, 2022 and as listed by www.poundsterlinglive.com.

ZenaTech paid $100,000 USD or $143,850 towards the principal during the last quarter of 2024.

The Company’s outstanding balance on this loan was $400,000 USD or $575,400 . The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024. See the ‘Convertible Debt’ table below for the number of shares this note can convert to.

The Company’s outstanding balance on this loan was $500,000 USD or $662,150 and it incurred an unrealized currency exchange loss of $(15,400) related to this loan as December 31, 2023. There were no payments made for the year ended December 31, 2023. The currency exchange rate was $1 USD to $1.3243 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2023.

GG Mars Capital, Inc.  Debentures

The Company secured a $150,000 USD or $170,308 three-year loan from GG Mars Capital, Inc. on January 9, 2024. GG Mars Capital, Inc. is a related party, see note 16. The principal is due January 8, 2027. This loan carries 30 units, and one unit contains $5,000 USD or $6,770 unit of debenture. Each one unit of debenture carries an annual rate of ten percent (10%), paid monthly and no prepayment penalty. The loan also has a minimum conversion amount of $5,000 USD or $6,770, or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is $25,000 USD or $37,848. The conversion price after applying the twenty percent (20%) discount off the market price. The currency exchange rate used in calculating the amounts above was $1 USD to $1.3539 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of March 31, 2024.

See the ‘Convertible Debt’ table below for the number of shares this note can convert to.

The Company’s outstanding balance on this loan was $163,972 USD or $235,874 and accrued interest of $12,308 USD or $19,207 related to this loan as of December 31, 2024. GG Mars had an unrealized currency exchange gain of $774. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

Marie Pindling Debenture

The Company secured a $10,000 USD or $13,539, three-year loan from Marie Pindling on January 9, 2024. Marie Pindling is a related party, see note 16. The principal is due January 8, 2027. This loan carries 2 units, and one unit contains $5,000 USD or $6,770 unit of debenture, which equals $10,000 USD or $13,539. Each one unit of debenture carries an annual rate of ten percent (10%), paid monthly and no prepayment penalty. The loan also has a minimum conversion amount of $5,000 USD or $6,770, or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is $25,000 USD or $37,848. The conversion price after applying the twenty percent (20%) discount off the market price. The currency exchange rate used in calculating the amounts above was $1 USD to $1.3539 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of March 31, 2024.

Marie Pindling and the Company agreed to convert this debt to 6,760 shares of common stock on October 9, 2024. The Company incurred a foreign exchange loss of $672 related to this conversion for the last quarter ended December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

Olga Passley Debenture

The Company secured a $10,000 USD or $13,539, three-year loan from Olga Passley on January 9, 2024. Olga Passley is a related party, see note 16. The principal is due January 8, 2027. This loan carries 2 units, and one unit contains $5,000 USD or $6,770 unit of debenture, which equals $10,000 USD or $13,539. Each one unit of debenture carries an annual rate of ten percent (10%), paid monthly and no prepayment penalty. The loan also has a minimum conversion amount of $5,000 USD or $6,770, or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is $25,000 USD or $37,848. The conversion price after applying the twenty percent (20%) discount off the market price. The currency exchange rate used in calculating the amounts above was $1 USD to $1.3539 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of March 31, 2024.

Olga Passley and the Company agreed to convert this debt to 6,760 shares of common stock on October 9, 2024. The Company incurred a foreign exchange loss of $672 related to this conversion for the last quarter ended December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

Yvonne Rattray Debenture

The Company secured a $10,000 USD or $13,539, three-year loan from Yvonne Rattray on January 11, 2024. Yvonne Rattray is a related party, see note 16. The principal is due January 10, 2027. This loan carries 2 units, and one unit contains $5,000 USD or $6,770 unit of debenture, which equals $10,000 USD or $13,539. Each one unit of debenture carries an annual rate of ten percent (10%), paid monthly and no prepayment penalty. The loan also has a minimum conversion amount of $5,000 USD or $6,770, or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is $25,000 USD or $37,848. The conversion price after applying the twenty percent (20%) discount off the market price. The currency exchange rate used in calculating the amounts above was $1 USD to $1.3539 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of March 31, 2024.

Yvonne Rattray and the Company agreed to convert this debt to 6,760 shares of common stock on October 9, 2024. The Company incurred a foreign exchange loss of $672 related to this conversion for the last quarter ended December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

Nancy Cowden Subscription Debenture

The Company secured a $1,000,000 USD or $1,323,400, three-year loan from Nancy Cowden on March 14, 2024. The principal is due March 15, 2027. This loan carries 200 units, and one unit contains $5,000 USD or $6,622 unit of debenture, which equals $1,000,000 USD or $1,362,600. The subscriber will wire $100,00 upon the execution of the agreement and will wire the remaining $900,000 upon the SEC sending a completed review letter which means the registration statement is effective and approved. Each one unit of debenture carries an annual rate of ten percent (10%) monthly converted into additional principal each month. The loan also has a minimum conversion amount of $25,000 USD or $33,118, or a debenture holder’s remaining debt, whichever is less. The maximum conversion per month is $100,000 USD or $135,390. The conversion price is the price after applying the twenty percent (20%) discount off the market price.

The currency exchange rate used in calculating the amounts above was $1 USD to $1.3539 CAD, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices as of March 31, 2024. This loan agreement was terminated and any outstanding balance that was due was rolled over into the new agreement on October 9, 2024 to a new loan, see Nancy Cowden Revolving Line of Credit below.

Convertible Debt Table

Certain debts can be converted into the Company’s Common Stock at a 20% discount. The total number of shares issuable for convertible debt is 2,545,298 as of December 31, 2024. This assumes all potentially convertible debt was converted as of December 31, 2024. Other assumptions include a common stock market price of $7.69 USD or $11.06 per share on December 31, 2024 and a USD to Canadian conversion rate $1.4385 as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

See table below for debt itemization. All amounts are in CAD in the table below.

	As of	Number
	December 31,	of
	2024	Shares
GG Mars Capital, Inc. – revolving line of credit	$992,798	112,185
Star Financial Corporation – revolving line of credit	1,394,839	157,615
Jennings Family Investments, Inc. – revolving line of credit	3,921,087	443,078
Lone Stella – revolving line of credit	539,556	1,618,668
Nancy Cowden – revolving line of credit	235,847	26,650
GG Mars Capital, Inc. - debentures – convertible debt at 20% discount	1,080,380	122,082
Propal Investments LLC – convertible debt at a 20% discount	575,400	65,020
Total Number of Common Stock Shares Debt can Convert to	$8,739,907	2,545,298